Notes Payable - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Outstanding principal amount		$ 5,693
Note Payable, 10.0% and 15.2% Interest
Notes payable, aggregate monthly payments	$ 4,489
Debt Instrument, Maturity Date	Jan. 31, 2016
Note Payable, 10.0% Interest
Notes payable, interest rate	10.00%
Note Payable, 15.2% Interest
Notes payable, interest rate	15.20%
Debt Instrument, Maturity Date	Feb. 29, 2016